Debt (Details 1)	Dec. 31, 2015 USD ($)
2016	$ 29,137,825
2017	37,710,433
2018	35,210,433
2019	33,710,433
2020	33,710,433
2021	36,915,433
2022	190,069,637
Total long-term debt	$ 396,464,627